Nature of the Business and Basis of Presentation - Additional Information (Detail) - USD ($) $ in Thousands		12 Months Ended
	Feb. 07, 2023	Dec. 31, 2022	Dec. 31, 2021
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Entity incorporation date		Jun. 01, 2015
Entity incorporation state code		DE
Net loss		$ (76,462)	$ (71,136)
Accumulated deficit		$ (402,029)	$ (325,567)
Subsequent Event [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Percentage of workforce reduction	84.00%
Severance and related cost	$ 5,400